                                                                      CV   CIGNA
                                                         UL   CORPORATE VARIABLE
                                                                  UNIVERSAL LIFE
                                                             & UNIVERSAL LIFE II

                                                                   ANNUAL REPORT





                                                             [GRAPHIC OF A TREE]






                                                               DECEMBER 31, 2000
                                                             CORPORATE INSURANCE

TABLE OF CONTENTS

PRESIDENT'S LETTER
ECONOMIC REVIEW AND OUTLOOK
REPORT OF INDEPENDENT ACCOUNTANTS
CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
   FINANCIAL STATEMENTS
SCHEDULE OF CHANGES IN UNIT VALUES

FUND REPORTS

 THE ALGER AMERICAN FUND ANNUAL REPORT
  Alger American Growth Portfolio
  Alger American MidCap Growth Portfolio
  Alger American Small Cap Portfolio

 CIGNA VARIABLE PRODUCTS GROUP ANNUAL REPORT
  CIGNA VP Investment Grade Bond Fund
  CIGNA VP Money Market Fund
  CIGNA VP S&P 500 Index Fund

 DEUTSCHE ASSET MANAGEMENT FUND ANNUAL REPORT
  VIT EAFE-Registered Trademark- Equity Index Fund
  VIT Small Cap Index Fund

 FIDELITY VARIABLE INSURANCE PRODUCTS FUND ANNUAL REPORT
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP High Income Portfolio
  Fidelity VIP II Investment Grade Bond Portfolio

 JANUS ASPEN SERIES TRUST ANNUAL REPORT
  Janus Aspen Series Balanced Portfolio
  Janus Aspen Series Worldwide Growth Portfolio

 MFS-REGISTERED TRADEMARK- VARIABLE TRUST ANNUAL REPORT
  MFS Emerging Growth Series
  MFS Total Return Series

 NEUBERGER BERMAN ANNUAL REPORT
  AMT Partners Portfolio

 OCC ACCUMULATION TRUST ANNUAL REPORT
  OCC Equity Portfolio
  OCC Small Cap Portfolio
  OCC Managed Portfolio

 TEMPLETON VARIABLE PRODUCTS SERIES FUND ANNUAL REPORT
  Templeton International Fund Class I

[PHOTO]                  Thomas C. Jones                           [LOGO]
                         President                                 CIGNA Retirement &
                                                                   Investment Services

  Dear CIGNA Client:

  It is a pleasure to provide you with this Annual Report on the performance of your Corporate Variable Universal Life Insurance product for the period ending December 31, 2000.

  The report includes financial data for each of the portfolio options available under your product. In addition, we have included the text of the Economic Review and Outlook prepared by Robert DeLucia of CIGNA Retirement & Investment Services. This overview deals with significant national and international trends affecting key markets. I hope you will take a few minutes to read it carefully.

  Your Corporate Variable Universal Life Product is designed specifically to meet your needs in the corporate marketplace. The CIGNA Corporate Insurance Team is dedicated to meeting your executive benefit funding needs with the sophisticated financial solutions that are essential to attracting and retaining executive talent...the talent needed to grow a business in this increasingly competitive market.

  We're extremely proud to have you as a client and look forward to an enduring partnership built on understanding, trust, and our ability to provide financial solutions of recognized value to your organization.

  If you have any questions or comments about this report, please feel free to call Ilia Castellano, Director of Administration for CIGNA's Corporate Insurance Department at 860.534.4144. Ilia is available Monday through Friday, 8 am to 5 pm.

  Sincerely,

  /s/ Thomas C. Jones

                                      Connecticut General Life Insurance Company

                                                             Fourth Quarter 2000
                                                              Performance Update

CIGNA ECONOMIC
REVIEW AND OUTLOOK

--------------------------------------------------------------------------------

SUMMARY & MAJOR CONCLUSIONS
- The U.S. economy has entered a major slowdown phase of the business cycle that will persist for much of 2001. Aggressive monetary easing by the Federal Reserve (Fed) should produce an economic recovery later in the year.

- Although the risks of recession are increasing, the odds favor an economic "soft landing" during mid 2001. With inflation under excellent control, the Fed will be in a position to ease monetary policy aggressively during the next six months.

- Even in our soft landing scenario, 2001 will likely be a very painful year in the economy and markets, given the prospects for weak corporate earnings, an increase in business failures and loan defaults, rising unemployment, and continued financial market instability.

- Financial markets face a difficult 3- to 6-month period, as the transition to a soft landing will be turbulent and perceived as precarious at times. A market recovery is likely during the second half of 2001.

- Corporate bonds and non-technology value stocks offer the best risk-adjusted return potential. Small cap and mid cap equities will benefit from easier monetary conditions and favorable valuations. The bear market in technology stocks, however, has somewhat further to run.

ECONOMIC REVIEW

Calendar year 2000 experienced remarkable extremes. Economic conditions during the first several months were vastly different from those at the end of the year. The first quarter could be characterized as a full-blown economic boom, with investors concerned about an overheated economy. During most of the second half, economists debated the likelihood of a "hard landing" versus a "soft landing" scenario. The rate of economic growth slowed precipitously, as the U.S. real GDP (Gross Domestic Product) expanded at an estimated 2% during the last half of the year, compared with a rate of more than 5% during the first half.

     TIGHT MONETARY CONDITIONS AND A STRONG DOLLAR: The two principal economic drivers contributing to the sharp economic slowdown were the steady tightening in monetary conditions and the persistent appreciation in the U.S. dollar. The strong dollar contributed to a severe weakening in the domestic manufacturing sector, particularly basic industries. It also played a very large role in the sharp slowdown in consumer inflation that occurred during the year.

     The progressive monetary tightening can be attributed initially to restrictive policy by the Fed, reinforced later in the year by a market-induced tightening in the domestic capital markets, both debt and equity. A heightened level of risk aversion by both bond and stock investors, as well as a pronounced tightening in lending standards by commercial banks, resulted in a major reduction in the availability of capital and a significant rise in capital cost to the business sector. The economic consequence of tighter monetary conditions was a steady deceleration in the growth of business capital investment -- the primary engine of GDP growth in recent years.

[LOGO]
CIGNA Retirement &
Investment Services

                                                                      527993-400

Fourth Quarter 2000 Performance Update           CIGNA Economic Review & Outlook
--------------------------------------------------------------------------------

FINANCIAL MARKET REVIEW
Financial market performance during 2000 can be best characterized by two dominant themes: (1) a complete reversal in the winners and losers among asset classes compared with calendar year 1999; and (2) a dramatic shift on the part of the investors away from risk-taking and toward risk aversion, with some evidence of a "flight to quality." In the eternal struggle within investment markets between "greed and fear," risk and return, it was clear that, unlike 1999, fear and risk aversion emerged as the dominant force.

     In terms of specific asset classes, the broad bond market outperformed the broad equity market for the first year since 1990. Within the fixed income markets, U.S. Treasury securities, the safest and most liquid financial assets in the world, were the best performers. The 30-year Treasury bond enjoyed a total return of 19.88%, compared with an 11.63% total return for the Lehman Brothers Aggregate Bond Index. Conversely, below-investment-grade (high yield) bonds performed poorly, generating a total return of -5.86%.

     DEFLATING THE TECHNOLOGY BUBBLE: The domestic equity market declined by 9.11%, as measured by the S&P 500 Index -- its first calendar year decline since 1990. The best performers, similar to the bond market, were conservative equity groups such as utilities and health care. Conversely, the technology sector was the clear loser. Indeed, 2000 witnessed the bursting of one of the great asset bubbles of modern times, with the technology-heavy NASDAQ declining by 51% from its March peak, while many stocks in the Internet sector lost more than 90% of their value.

ECONOMIC OUTLOOK

We expect the upcoming year to be an extremely challenging one for both the U.S. and global economies. The U.S. economy should experience a sharp slowdown in the rate of growth compared with the 1996-2000 period, in which the GDP expanded at a 4.5% compound annual rate. Corporate profitability should also weaken significantly, and we anticipate that the unemployment rate will be in a rising trend and credit risk will remain high, with a sharp increase in business failures and loan defaults. Additionally, the economic slowdown will be global in scope, as sluggish economic growth is expected in all regions of the world.

     SLUGGISH GROWTH BUT NOT RECESSION: While the U.S. economy is on course to experience a major slowdown during 2001, the odds favor a soft landing and the absence of recession. We are assuming this scenario for several reasons. Most important is our expectation that the Fed is in an excellent position to ease monetary policy to the extent necessary to support economic growth. With inflation under excellent control, it appears the Fed would have no constraints in lowering official interest rates and providing whatever monetary stimulus is required to stabilize the economy. We anticipate that the Fed will reduce rates early in the new year and, over the course of 2001, lower the funds rate by 150 basis points or more, depending upon the extent of weakness in economic and financial market conditions.

     Other factors will also help to bolster the economy against recession. Fiscal policy will likely provide additional stimulus, with steady growth in military procurement and non-defense spending, while some moderate tax reduction legislation will probably be enacted later in the year. Consumer expenditures on services constitute more than one-half of total consumer spending and will likely remain on a steady growth track. We further expect that business will continue to expand spending on Information Technology (IT) equipment, albeit at a much reduced pace from the boom of the past several years. Finally, the likely decline in oil prices during the year will also help to boost economic growth.

     These positive economic trends will more than offset the following areas of probable economic weakness: consumer purchases of motor vehicles, basic manufacturing, foreign exports, and traditional industrial non-technology capital expenditures. Overall, we expect U.S. GDP to expand at a sluggish 2.5% rate during 2001, approximately one-half the rate of economic growth during calendar year 2000, and possibly the weakest year for U.S. economic growth in GDP in nearly a decade.

U.S. 30-YEAR TREASURY (%) YIELD
[CHART]

INITIAL CLAIMS FOR UNEMPLOWMENT INSURANCE
[CHART]

CIGNA Economic Review & Outlook           Fourth Quarter 2000 Performance Update
--------------------------------------------------------------------------------

NASDAQ COMPOSITE EQUITY INDEX
[CHART]

MANUFACTURING CAPACITY UTILIZATION (%)
[CHART]

ECONOMIC OUTLOOK (CONTINUED)

     GLOBAL ECONOMIC SLOWDOWN: Of the major economic regions of the world, the Japanese economy is most vulnerable to recession, while the European economy is likely to perform best relative to its potential. Emerging market economies of Asia and Latin America are expected to weaken significantly relative to their impressive growth rates of the past year. We expect global GDP to grow by only 3%, well below its historical long-term trend of 3.75%.

     MAJOR RISKS TO A SOFT LANDING: The principal risk to our soft landing outlook relates to corporate profits -- more specifically, the extent of retrenchment by corporations in the face of earnings shortfalls. Following 15% annual gains during the 1999-2000 period, earnings for the companies in the S&P 500 Index are expected to show little or no growth in 2001.

     The strong growth in corporate profits during the past five years has boosted business capital investment, which has been the principal engine of overall GDP growth during this period. It has also contributed directly and indirectly to employment growth.

     Our biggest fear is that major cutbacks by businesses in both capital investment and hiring in response to weak earnings could transform a soft landing into a hard one. Most significantly, a sharp reduction in payrolls would not only reduce household disposable incomes, but would also have a leveraged effect on consumer confidence, home values, and possibly the equity market, all of which have been major contributors to the strength in consumer spending in recent years.

     Our working assumption is that corporate management will implement cutbacks on "discretionary" business spending, such as travel, advertising and marketing, but will reduce payrolls and capital budgets only modestly because of longer-term strategic considerations. The degree of corporate retrenchment remains perhaps the single most important variable in the economic outlook.

     ADDITIONAL RISKS: Several other economic and financial risks could impact our soft landing economic outlook. One is that the bear market in equities may be more severe and protracted than anticipated, which would foster negative implications for consumer and business confidence and, therefore, expenditures. Another is that the inevitable decline in the value of the U.S. dollar may be more precipitous and disorderly than we anticipate, creating a destabilizing influence for financial markets and economic policymakers. Still another is that the cumulative leverage, speculation, and imprudent lending associated with the economic boom of the past five years could result in a higher-than-anticipated level of financial losses and failures as well as a major spillover effect on spending.

     Historically, recessions have occurred in an environment in which private sector fundamentals are seriously impaired and when Government policymakers have run out of policy options to stimulate the economy. Neither is the case at the present time. A large federal Government surplus will allow some fiscal stimulus. The U.S. dollar is so strong that even moderate weakness would stimulate manufacturing without causing economic distortions. Most important, the low level of inflation gives the Fed the necessary latitude it requires to provide generous monetary stimulus.

FINANCIAL MARKET OUTLOOK

While financial market conditions are likely to improve as the year progresses, the early months will likely present numerous challenges to investors for two basic reasons. First, until the Fed fully implements a stimulative monetary policy, financial markets will remain under pressure. Second, even after the Fed begins to ease policy and to reduce official interest rates, the transition to a soft landing will remain turbulent. The ultimate success of this shift in policy will remain in doubt for a period of months, contributing to significant volatility in the corporate equity and bond markets in the interim.

     Until it becomes clear that the Fed has successfully engineered a soft landing, bonds will continue to outperform stocks, with Treasury bonds and defensive stocks performing best, while risky assets, such as emerging market equities, speculative-grade bonds, and technology stocks will remain vulnerable to further declines. Many

Fourth Quarter 2000 Performance Update           CIGNA Economic Review & Outlook
--------------------------------------------------------------------------------

FINANCIAL MARKET OUTLOOK (CONTINUED)

non-technology components of the equity market have already experienced a significant correction during the past two years and thus face only minor risk from current depressed levels.

     However, at some point during the first half of the year, financial markets should begin to respond in a favorable manner to the improved monetary conditions. Corporate securities, both debt and equity, should rally. High yield corporate bonds should provide excellent total returns, as today's historically wide credit spreads begin to tighten and prices enjoy strong appreciation. Conversely, U.S. Treasury securities will likely underperform other fixed income sectors. Once investors become confident that the Fed has successfully engineered a soft landing and that economic and financial risks have subsided, Treasury bond yields will drift higher and the yield curve will steepen.

     CHANGE IN EQUITY MARKET LEADERSHIP: Major turning points in the general economy and financial markets have normally been accompanied by major changes in financial market leadership. We expect the 2000-2001 period to be no different. Within the domestic equity market, we expect:

-    The value sector to outperform the growth sector,

- Small cap and mid cap equities to outperform the large capitalization sector,and

- Many "old economy" non-tech stock groups to outperform the technology sector.

The NASDAQ and S&P 500 Indexes are likely to remain laggards, while the more broadly based indexes, such as the Value Line, the NYSE Index, and the S&P Mid-Cap Index, will likely perform best.

     Despite the severe shakeout of the technology sector during the past nine months, the sector as a whole still appears to be excessively valued. Mutual fund data reveal that "growth" portfolios are still heavily overweighted in technology stocks. Moreover, business trends for the sector remain unfavorable, earnings momentum is negative, and Wall Street profit estimates for technology companies are still overly optimistic. A further period of underperformance lies ahead.

ROBERT F. DELUCIA, CFA, is a managing director and portfolio manager at TimesSquare Capital Management, Inc. He joined CIGNA in 1979 as a research analyst in the common stock area and was appointed a sector manager in 1981. From 1982 to 1984, he served as senior economist on the company's economics staff. Currently, he manages several stable value fixed income employee benefit portfolios for both the defined benefit and defined contribution markets. Mr. DeLucia received his bachelor's degree from Yale University and his M.B.A. from the University of Chicago. He is a member of the Association for Investment Management and Research and the Hartford Society of Financial Analysts.


[LOGO]
CIGNA Retirement &
Investment Services
A BUSINESS OF CARING

CIGNA as used herein refers to the various subsidiaries of CIGNA Corporation, including TimesSquare Capital Management, Inc., Connecticut General Life Insurance Company and CIGNA International Investment Advisors, Ltd.

(C)2001 Connecticut General Life Insurance Company. All rights reserved. These materials may not be reproduced in whole or in part, without the express written permission of the owner, Connecticut General Life Insurance Company.

                                                       Please Recycle This Paper

PRICEWATERHOUSECOOPERS [LOGO]


                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl Street
                                                      Hartford CT 06103-4508
                                                      Telephone (860)241 7000
                                                      Facsimile (860)241 7590

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Corporate Insurance Variable Life Separate Account 02

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the schedule of selected per unit data present fairly in all material respects, the financial position of each of the sub accounts, Alger American Fund - Alger American Growth Portfolio, Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio, CIGNA Variable Products Group
- CIGNA Variable Products Money Market Fund, CIGNA Variable Products S&P 500 Index Fund, CIGNA Variable Products Investment Grade Bond Fund, Deutsche Asset Management Fund -VIT EAFE-Registered Trademark- Equity Index Fund, VIT Small Cap Index Fund, Fidelity Variable Insurance Products Fund - Equity-Income Portfolio, High Income Portfolio, Fidelity Variable Insurance Products Fund II - Investment Grade Bond Portfolio, Janus Aspen Series - Janus Aspen Series Worldwide Growth Portfolio, Janus Aspen Series Balanced Portfolio, MFS Variable Insurance Trust - MFS Emerging Growth Series, MSF Total Return Series, Neuberger Berman - AMT Partners Portfolio, OCC Accumulation Trust - OCC Equity Portfolio, OCC Managed Portfolio, OCC Small Cap Portfolio, Templeton Variable Products Series Fund - Templeton International Fund - Class I (constituting the CG Corporate Insurance Variable Life Separate Account 02, hereafter referred to as "the Account") at December 31, 2000, the results of its operations and the changes in its net assets for each of the three years in the period then ended and the schedule of selected per unit data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and schedule of selected per unit data (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP
February 20,2OOl

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                                                                                                        CIGNA VARIABLE
                                                                                                        PRODUCTS GROUP
                                                      ALGER AMERICAN PORTFOLIO SUB-ACCOUNTS              SUB-ACCOUNTS
                                                      --------------------------------------  --------------------------------------
                                                                    MIDCAP        SMALL                                  INVESTMERNT
                                                        GROWTH      GROWTH    CAPITALIZATION  MONEY MARKET    S&P 500     GRADE BOND
                                                      ----------  ----------  --------------  ------------  -----------  -----------
ASSETS:

Investment in variable insurance
funds at fair value                                   $3,734,204  $2,605,866    $2,667,628     $7,439,303  $36,709,005   $7,039,376

Receivable from Connecticut
General Life Insurance Company                               110      -             -                 183          758          125
                                                      ----------  ----------  --------------  ------------  -----------  -----------
  Total assets                                         3,734,314   2,605,866     2,667,628      7,439,486    36,709,763    7,039,501
                                                      ----------  ----------  --------------  ------------  -----------  -----------

LIABILITIES:

Payable to Connecticut General
Life insurance Company                                     -              28            57           -           -           -
                                                      ----------  ----------  --------------  ------------  -----------  -----------
  Total liabilities                                        -              28            57           -           -           -
                                                      ----------  ----------  --------------  ------------  -----------  -----------
  Net assets                                          $3,734,314  $2,605,838    $2,667,571     $7,439,486   $36,709,763  $7,039,501
                                                      ==========  ==========  ==============  ============  ===========  ===========

Accumulation units outstanding -
  Contracts sold after May 1, 1998 (RVUL 01)              81,974      40,895        35,511        550,709     1,832,988     353,257

Net asset value per accumulation unit                    $19.210     $20.530       $14.711        $11.848       $16.501     $10.671

Accumulation units outstanding -
  Contracts sold after April 30, 1998 (RVUL 02)          192,460     122,106       196,426         81,683       536,980      301,234

Net asset value per accumulation unit                    $11.221     $14.465       $10.921        $11.198       $12.037      $10.855
                                                      ----------  ----------  --------------  ------------  -----------  -----------
Accumulation net assets                               $3,734,314  $2,605,838    $2,667,571     $7,439,486   $36,709,763   $7,039,501
                                                      ==========  ==========  ==============  ============  ===========  ===========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                                                                       FIDELITY               FIDELITY
                                                                   VARIABLE INSURANCE     VARIABLE INSURANCE
                                                                      PRODUCTS FUND       PRODUCTS FUND LL     JANUS ASPEN SERIES
                                    DEUTSCHE VIT - SUB-ACCOUNTS       SUB-ACCOUNTS           SUB-ACCOUNT          SUB-ACCOUNTS
                                    ---------------------------  -----------------------  ------------------  --------------------
                                                      SMALL       EQUITY-       HIGH         INVESTMERNT
                                    EAFE EQUITY  CAPITALIZATION   INCOME       INCOME         GRADE BOND      WORLDWIDE   BALANCED
                                    -----------  --------------  ----------  -----------  ------------------  ----------  --------
ASSETS:

Investment in variable insurance
funds at fair value                  $247,448       $170,621     $1,796,641   $1,243,550      $4,538,124      $6,900,201  $204,953

Receivable from Connecticut
General Life Insurance Company          -              -              -             -               -                 41         4
                                    -----------  --------------  ----------  -----------  ------------------  ----------  --------
  Total assets                        247,448        170,621      1,796,641    1,243,550       4,538,124       6,900,242   204,957
                                    -----------  --------------  ----------  -----------  ------------------  ----------  --------
LIABILITIES:

Payable to Connecticut General
Life insurance Company                     68             25             45           33             163           -          -
                                    -----------  --------------  ----------  -----------  ------------------  ----------  --------
  Total liabilities                        68             25             45           33             163           -          -
                                    -----------  --------------  ----------  -----------  ------------------  ----------  --------
  Net assets                         $247,380       $170,596     $1,796,596   $1,243,517      $4,537,961      $6,900,242  $204,957
                                    ===========  ==============  ==========  ===========  ==================  ==========  ========

Accumulation units outstanding -
  Contracts sold after
  May 1, 1998 (RVUL 01)                20,847         14,000        111,225       60,443         322,785         220,149    19,798

Net asset value per
  accumulation unit                   $10.635        $12.012        $14.862       $8.994         $12.628         $19.785    $9.696

Accumulation units outstanding -
  Contracts sold after
  April 30, 1998 (RVUL 02)              2,810            216         12,381       86,300          40,665         191,136     1,375

Net asset value per
  accumulation unit                    $9.136        $11.241        $11.596       $8.110         $11.357         $13.313    $9.451
                                    -----------  --------------  ----------  -----------  ------------------  ----------  --------
Accumulation net assets              $247,380       $170,596     $1,796,596   $1,243,517      $4,537,961      $6,900,242  $204,957
                                    ===========  ==============  ==========  ===========  ==================  ==========  ========

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                                                                                                                TEMPLETON
                                                                                                                VARIABLE
                                         MFS SERIES        NEUBERGER &       OCC ACCUMULATION TRUST -        PRODUCTS SERIES
                                        SUB-ACCOUNTS         BERMAN               SUB-ACCOUNTS              FUND SUB-ACCOUNT
                                    --------------------  ------------  ----------------------------------  ----------------
                                     EMERGING     TOTAL                                         SMALL        INTERNATIONAL
                                      GROWTH     RETURN   AMT PARTNERS   EQUITY   MANAGED   CAPITALIZATION      CLASS I
                                    ----------  --------  ------------  --------  --------  --------------  ----------------
ASSETS:

Investment in variable insurance
funds at fair value                 $2,865,701  $230,557     $9,705     $343,063  $538,782    $1,499,442        $2,497,089

Receivable from Connecticut
General Life Insurance Company           -          -           -              9         5           441             -
                                    ----------  --------  ------------  --------  --------  --------------  ----------------
  Total assets                       2,865,701   230,557      9,705      343,072   538,787     1,499,883         2,497,089
                                    ----------  --------  ------------  --------  --------  --------------  ----------------
LIABILITIES:

Payable to Connecticut General
Life insurance Company                     193        39          8         -          -           -                     3
                                    ----------  --------  ------------  --------  --------  --------------  ----------------
  Total liabilities                        193        39          8         -          -           -                     3
                                    ----------  --------  ------------  --------  --------  --------------  ----------------
  Net assets                        $2,865,508  $230,518     $9,697    $343,072   $538,787    $1,499,883        $2,497,086
                                    ==========  ========  ============  ========  ========  ==============  ================

Accumulation units outstanding -
  Contracts sold after
  May 1, 1998 (RVUL 01)                106,959     8,994        984      23,200     38,174        99,058           136,330

Net asset value per
  accumulation unit                    $21.619   $15.011     $9.855     $14.551    $14.078       $15.034           $14.040

Accumulation units outstanding -
  Contracts sold after
  April 30, 1998 (RVUL 02)              40,421     8,429        -           500        117           739            50,887

Net asset value per
  accumulation unit                    $13.685   $11.331    $10.000     $10.977    $11.739       $14.404           $11.457
                                    ----------  --------  ------------  --------  --------  --------------  ----------------
Accumulation net assets             $2,865,508  $230,518     $9,697    $343,072   $538,787    $1,499,883        $2,497,086
                                    ==========  ========  ============  ========  ========  ==============  ================

The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                                      CIGNA Variable
                                                                                                      Products Group
                                                 Alger American Portfolio Sub-Accounts                 Sub-Accounts
                                                 -------------------------------------   ---------------------------------------
                                                              MidCap        Small                                     Investment
                                                   Growth     Growth    Capitalization   Money Market     S&P 500     Grade Bond
                                                 ----------   -------   --------------   ------------   -----------   ----------
INVESTMENT INCOME:
Dividends                                        $     -      $   -      $       -         $242,523     $   786,984    $371,148

EXPENSES:
Mortality and expense risk and
  administrative charges                            25,468     14,122         18,557         35,577         346,822       34,486
                                                 ---------    -------    -----------       --------     -----------     --------
  Net investment gain (loss)                       (25,468)   (14,122)       (18,557)       206,946         440,162      336,662
                                                 ---------    -------    -----------       --------     -----------     --------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital distributions from portfolio sponsors      417,669    251,927      1,043,110            -           540,611          -
Net realized gain (loss) on share transactions    (144,142)  (197,961)      (125,769)           -           123,929          809
                                                 ---------    -------    -----------       --------     -----------     --------
  Net realized gain (loss)                         273,527     53,966        917,341            -           664,540          809
Net unrealized gain (loss)                        (892,940)    (8,654)    (1,751,035)           -        (5,051,494)      89,778
                                                 ---------    -------    -----------       --------     -----------     --------
  Net realized and unrealized
    gain (loss) on investments                    (619,413)    45,312       (833,694)           -        (4,386,954)      90,587
                                                 ---------    -------    -----------       --------     -----------     --------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $(644,881)   $31,190    $  (852,251)      $206,946     $(3,946,792)    $427,249
                                                 =========    =======    ===========       ========     ===========     ========


  The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                           Fidelity
                                                                           Variable
                                                      Fidelity Variable    Insurance
                                                         Insurance         Products
                                                        Products Fund        Fund II     Janus Aspen Series         MFS Series
                          Deutsche VIT - Sub-Accounts    Sub-Accounts      Sub-Account      Sub-Accounts           Sub-Accounts
                          --------------------------- -----------------    -----------  ---------------------  --------------------
                                           Small       Equity-    High     Investment                           Emerging     Total
                          EAFE Equity  Capitalization  Income    Income    Grade Bond    Worldwide    Balanced   Growth     Return
                          -----------  -------------- --------  ---------  ----------   -----------   --------  ---------   -------
INVESTMENT INCOME:
Dividends                  $    -         $    -      $ 24,187  $  48,007   $286,550    $   133,688   $ 4,172   $  88,642   $ 7,603

EXPENSES:
Mortality and expense risk
  and administrative
  charges                     2,009          1,205      14,975      9,277     39,242         55,378       530      26,297     1,816
                           --------       --------    --------  ---------   --------    -----------   -------   ---------   -------
  Net investment gain
    (loss)                   (2,009)        (1,205)      9,212     38,730    247,308         78,310     3,642      62,345     5,787
                           --------       --------    --------  ---------   --------    -----------   -------   ---------   -------

NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Capital distributions from
  portfolio sponsors          4,125            885      91,124        -          -          432,257       837      66,869     3,648
Net realized gain (loss)
  on share transactions      (3,357)        (1,019)     26,555    (18,181)     2,579       (100,438)      (54)    (12,515)    1,344
                           --------       --------    --------  ---------   --------    -----------   -------   ---------   -------
Net realized gain (loss)        768           (134)    117,679    (18,181)     2,579        331,819       783      54,354     4,992
  Net unrealized gain
    (loss)                  (35,616)        (9,431)     35,556   (347,910)   171,110     (1,784,446)  (10,611)   (849,853)   20,021
                           --------       --------    --------  ---------   --------    -----------   -------   ---------   -------
  Net realized and
    unrealized gain (loss)
    on investments          (34,848)        (9,565)    153,235   (366,091)   173,689     (1,452,627)   (9,828)   (795,499)   25,013
                           --------       --------    --------  ---------   --------    -----------   -------   ---------   -------
INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS          $(36,857)      $(10,770)   $162,447  $(327,361)  $420,997    $(1,374,317)  $(6,186)  $(733,154)  $30,800
                           ========       ========    ========  =========   ========    ===========   =======   =========   =======

The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                               Templeton
                                                                                                Variable
                                        Neuberger &                                          Products Series
                                           Berman     OCC Accumulation Trust - Sub-Accounts  Fund Sub-Account
                                        ------------  -------------------------------------  ----------------
                                                                                Small         International-
                                        AMT Partners    Equity    Managed   Capitalization       Class 1
                                        ------------    -------   -------   --------------    --------------
INVESTMENT INCOME:
Dividends                                  $ -          $ 2,019   $11,208      $  6,747          $ 39,601

EXPENSES:
Mortality and expense risk and
  administrative charges                     24           2,687     6,649        11,329            20,316
                                           ----         -------   -------      --------          --------
  Net investment gain (loss)                (24)           (668)    4,559        (4,582)           19,285
                                           ----         -------   -------      --------          --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Capital distributions from portfolio
  sponsors                                   -           26,076    62,583            -            236,408
Net realized gain (loss) on share
   transactions                              (2)            728    (4,461)        4,771             7,643
                                           ----         -------   -------      --------          --------
  Net realized gain (loss)                   (2)         26,804    58,122         4,771           244,051
Net unrealized gain (loss)                   (9)          5,560   (17,884)      451,848          (322,814)
                                           ----         -------   -------      --------          --------
  Net realized and unrealized gain
    (loss) on investments                   (11)         32,364    40,238       456,619           (78,763)
                                           ----         -------   -------      --------          --------
INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM OPERATIONS     $(35)        $31,696   $44,797      $452,037          $(59,478)
                                           ====         =======   =======      ========          ========

  The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE

ACCOUNT 02

FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                    CIGNA Variable
                                                                                    Products Group
                           Alger American Portfolio Sub-Accounts                     Sub-Accounts
                         ------------------------------------------   ------------------------------------------
                                         MidCap          Small                                       Investment
                           Growth        Growth      Capitalization   Money Market      S&P 500      Grade Bond
                         -----------   -----------   --------------   -------------   ------------   -----------
OPERATIONS:
Net investment gain
  (loss)                 $  (25,468)   $  (14,122)     $  (18,557)     $   206,946    $   440,162    $  336,662
Net realized gain
  (loss)                    273,527        53,966         917,341               --        664,540           809
Net unrealized gain
  (loss)                   (892,940)       (8,654)     (1,751,035)              --     (5,051,494)       89,778
                         ----------    ----------      ----------      -----------    -----------    ----------
    Net increase
      (decrease) from
      operations           (644,881)       31,190        (852,251)         206,946     (3,946,792)      427,249
                         ----------    ----------      ----------      -----------    -----------    ----------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits        795,440       179,407         581,588       12,656,505      4,723,545     1,718,380
Participant transfers     1,752,569     1,888,827       1,642,108       (5,765,700)    (2,193,272)    3,414,963
Participant withdrawals    (194,409)      (78,665)       (100,581)        (325,265)    (1,131,243)     (145,998)
                         ----------    ----------      ----------      -----------    -----------    ----------
    Net increase
      (decrease) from
      participant
      transactions        2,353,600     1,989,569       2,123,115        6,565,540      1,399,030     4,987,345
                         ----------    ----------      ----------      -----------    -----------    ----------
  Total increase
    (decrease) in net
    assets                1,708,719     2,020,759       1,270,864        6,772,486     (2,547,762)    5,414,594

NET ASSETS:
Beginning of period       2,025,595       585,079       1,396,707          667,000     39,257,525     1,624,907
                         ----------    ----------      ----------      -----------    -----------    ----------
End of period            $3,734,314    $2,605,838      $2,667,571      $ 7,439,486    $36,709,763    $7,039,501
                         ==========    ==========      ==========      ===========    ===========    ==========

  The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE

ACCOUNT 02

FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                       Fidelity Variable       Fidelity Variable
                                                                           Insurance               Insurance
                                                                         Products Fund         Products Fund II
                                    Deutsche VIT - Sub-Accounts          Sub-Accounts             Sub-Account
                                    ----------------------------   -------------------------   -----------------
                                                      Small          Equity-        High          Investment
                                    EAFE Equity   Capitalization     Income        Income         Grade Bond
                                    -----------   --------------   -----------   -----------   -----------------
OPERATIONS:
Net investment gain (loss)           $ (2,009)       $ (1,205)     $    9,212    $   38,730        $  247,308
Net realized gain (loss)                  768            (134)        117,679       (18,181)            2,579
Net unrealized gain (loss)            (35,616)         (9,431)         35,556      (347,910)          171,110
                                     --------        --------      ----------    ----------        ----------
    Net increase (decrease) from
      operations                      (36,857)        (10,770)        162,447      (327,361)          420,997
                                     --------        --------      ----------    ----------        ----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                  137,627          99,629         546,479        75,833            45,190
Participant transfers                 138,960          68,607        (137,533)      701,198            (2,785)
Participant withdrawals                (5,375)         11,831        (154,810)      (37,390)          (89,432)
                                     --------        --------      ----------    ----------        ----------
    Net increase (decrease) from
      participant transactions        271,212         180,067         254,136       739,641           (47,027)
                                     --------        --------      ----------    ----------        ----------
    Total increase (decrease) in
      net assets                      234,355         169,297         416,583       412,280           373,970
NET ASSETS:
Beginning of period                    13,025           1,299       1,380,013       831,237         4,163,991
                                     --------        --------      ----------    ----------        ----------
End of period                        $247,380        $170,596      $1,796,596    $1,243,517        $4,537,961
                                     ========        ========      ==========    ==========        ==========

                                                                 Janus Aspen Series
                                                                    Sub-Accounts
                                                              ------------------------
                                                               Worldwide     Balanced
                                                              ------------   ---------
OPERATIONS:
Net investment gain (loss)                                    $    78,310    $  3,642
Net realized gain (loss)                                          331,819         783
Net unrealized gain (loss)                                     (1,784,446)    (10,611)
                                                              -----------    --------
    Net increase (decrease) from operations                    (1,374,317)     (6,186)
                                                              -----------    --------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                                            1,182,540      11,741
Participant transfers                                           2,591,838     201,096
Participant withdrawals                                          (290,863)     (1,694)
                                                              -----------    --------
    Net increase (decrease) from participant transactions       3,483,515     211,143
                                                              -----------    --------
    Total increase (decrease) in net assets                     2,109,198     204,957
NET ASSETS:
Beginning of period                                             4,791,044          --
                                                              -----------    --------
End of period                                                 $ 6,900,242    $204,957
                                                              ===========    ========

  The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE

ACCOUNT 02

FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                            Neuberger &
                             MFS Series Sub- Accounts          Berman             OCC Accumulation Trust - Sub-Accounts
                            ---------------------------   ----------------   ------------------------------------------------
                              Emerging        Total                                             Small
                               Growth         Return        AMT Partners        Equity          Managed       Capitalization
                            ------------   ------------   ----------------   -------------   -------------   ----------------
OPERATIONS:
Net investment gain (loss)   $   62,345     $    5,787       $      (24)      $      (668)    $     4,559       $   (4,582)
Net realized gain (loss)         54,354          4,992               (2)           26,804          58,122            4,771
Net unrealized gain (loss)     (849,853)        20,021               (9)            5,560         (17,884)         451,848
                             ----------     ----------       ----------       -----------     -----------       ----------
    Net increase
      (decrease) from
      operations               (733,154)        30,800              (35)           31,696          44,797          452,037
                             ----------     ----------       ----------       -----------     -----------       ----------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits            809,247        171,619            1,579           103,790          93,723           16,711
Participant transfers           563,733       (132,907)           8,221           (15,023)       (373,238)          (4,981)
Participant withdrawals        (212,938)       (33,589)             (68)          (35,903)        (40,837)         (25,118)
                             ----------     ----------       ----------       -----------     -----------       ----------
  Net increase (decrease)
    from participant
    transactions              1,160,042          5,123            9,732            52,864        (320,352)         (13,388)
                             ----------     ----------       ----------       -----------     -----------       ----------
  Total increase (decrease)
    in net assets               426,888         35,923            9,697            84,560        (275,555)         438,649
NET ASSETS:
Beginning of period           2,438,620        194,595               --           258,512         814,342        1,061,234
                             ----------     ----------       ----------       -----------     -----------       ----------
End of period                $2,865,508     $  230,518       $    9,697       $   343,072     $   538,787       $1,499,883
                             ==========     ==========       ==========       ===========     ===========       ==========

                                 Templeton
                                  Variable
                              Products Series
                              Fund Sub-Account
                            --------------------
                               International-
                                  Class l
                            --------------------
OPERATIONS:
Net investment gain (loss)       $   19,285
Net realized gain (loss)            244,051
Net unrealized gain (loss)         (322,814)
                                 ----------
    Net increase
      (decrease) from
      operations                    (59,478)
                                 ----------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits                664,751
Participant transfers                14,345
Participant withdrawals            (130,440)
                                 ----------
  Net increase (decrease)
    from participant
    transactions                    548,656
                                 ----------
  Total increase (decrease)
    in net assets                   489,178
NET ASSETS:
Beginning of period               2,007,908
                                 ----------
End of period                    $2,497,086
                                 ==========

  The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999


                                                        Alger American Portfolio Sub-Accounts       Bankers Trust - Sub-Accounts
                                                        -------------------------------------       ----------------------------
                                                                       MidCap         Small                            Small
                                                          Growth       Growth     Capitalization    EAFE Equity    Capitalization
                                                        ----------    --------    --------------    -----------    --------------
OPERATIONS:
Net investment gain (loss)                              $   (9,613)   $ (3,525)     $   (7,497)     $     205       $       3
Net realized gain (loss)                                   112,777      53,620          93,409            402              41
Net unrealized gain (loss)                                 333,646      80,099         310,481            762             169
                                                        ----------    --------      ----------        -------          ------
   Net increase (decrease) from operations                 436,810     130,194         396,393          1,369             213
                                                        ----------    --------      ----------        -------          ------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                                       551,404     244,920         533,399            883             216
Participant transfers                                      780,181      20,937          38,592         11,230           1,013
Participant withdrawals                                   (255,605)    (89,986)       (169,989)          (457)           (143)
                                                        ----------    --------      ----------        -------          ------
  Net increase from participant transactions             1,075,980     175,871         402,002         11,656           1,086
                                                        ----------    --------      ----------        -------          ------
    Total increase in net assets                         1,512,790     306,065         798,395         13,025           1,299

NET ASSETS:
Beginning of period                                        512,805     279,014         598,312            -               -
                                                        ----------    --------      ----------        -------          ------
End of period                                           $2,025,595    $585,079      $1,396,707      $  13,025       $   1,299
                                                        ==========    ========      ==========        =======          ======

PARTICIPANT ACCUMULATION UNIT TRANSACTIONS
(IN UNITS):
Participant deposits
Participant transfers
Participant withdrawals
                                                        ----------    --------      ----------
  Net increase in units from participant transactions          -           -               -
                                                        ==========    ========      ==========



   The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                                         Fidelity
                                                                                                         Variable
                                                                                    Fidelity Variable    Insurance
                                                       CIGNA Variable                   Insurance         Products    Janus Aspen
                                                       Products Group                 Products Fund        Fund II       Series
                                                        Sub-Accounts                   Sub-Accounts      Sub-Account  Sub-Accounts
                                          --------------------------------------  ---------------------  -----------  ------------
                                                                     Investment    Equity-      High     Investment
                                          Money Market    S&P 500    Grade Bond    Income      Income    Grade Bond    Worldwide
                                          ------------  -----------  ----------  ----------  ----------  -----------   ----------
OPERATIONS:
Net investment gain (loss)                $    21,992   $   528,241  $   47,263  $    1,498  $   90,630  $   185,040   $  (25,049)

Net realized gain (loss)                          -         916,844          71      33,139       7,643       78,063       62,912
Net unrealized gain (loss)                        -       4,672,428     (56,980)     23,754     (17,643)    (362,524)   1,793,064
                                          -----------   -----------  ----------  ----------  ----------  -----------   ----------
   Net increase (decrease) from operations     21,992     6,117,513      (9,646)     58,391      80,630      (99,421)   1,830,927
                                          -----------   -----------  ----------  ----------  ----------  -----------   ----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                        4,533,879     6,318,489     769,586     491,716     297,772      176,641      716,337
Participant transfers                      (3,852,237)    2,849,214     896,333     (96,198)     15,626     (621,365)     161,404
Participant withdrawals                      (249,781)   (3,289,918)    (31,366)   (175,786)   (642,298)  (1,189,155)    (743,901)
                                          -----------   -----------  ----------  ----------  ----------  -----------   ----------
  Net increase from participant
    transactions                              431,861     5,877,785   1,634,553     219,732    (328,900)  (1,633,879)     133,840
                                          -----------   -----------  ----------  ----------  ----------  -----------   ----------
    Total increase in net assets              453,853    11,995,298   1,624,907     278,123    (248,270)  (1,733,300)   1,964,767

NET ASSETS:
Beginning of period                           213,147    27,262,227         -     1,101,890   1,079,507    5,897,291    2,826,277
                                          -----------   -----------  ----------  ----------  ----------  -----------   ----------
End of period                             $   667,000   $39,257,525  $1,624,907  $1,380,013  $  831,237  $ 4,163,991   $4,791,044
                                          ===========   ===========  ==========  ==========  ==========  ===========   ==========

PARTICIPANT ACCUMULATION UNIT
  TRANSACTIONS (IN UNITS):
Participant deposits
Participant transfers
Participant withdrawals
                                          -----------   -----------              ----------  ----------  -----------   ----------
  Net increase in units from participant
    transactions                                  -             -                       -           -           -             -
                                          ===========   ===========              ==========  ==========  ===========   ==========

  The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                                                   Templeton
                                                  MFS Series Sub-Accounts  OCC Accumulation Trust - Sub-Accounts   Sub-Account
                                                  -----------------------  -------------------------------------  -------------
                                                   Emerging      Total                                 Small
                                                    Growth       Return        Equity    Managed   Capitalization   International
                                                  ----------    --------      --------  ---------  --------------   -------------
OPERATIONS:
Net investment gain (loss)                        $  (12,627)   $    113      $   (255) $   3,722   $    (2,618)    $     25,040
Net realized gain (loss)                              15,823       2,009         6,443     26,621       (18,932)         163,904
Net unrealized gain (loss)                           975,528      (1,102)       (4,712)     2,056        10,363          173,120
                                                  ----------    --------      --------  ---------    ----------       ----------
  Net increase (decrease) from operations            978,724       1,020         1,476     32,399       (11,187)         362,064
                                                  ----------    --------      --------  ---------    ----------       ----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                                 543,803     135,071       144,530    229,604       176,782          740,350
Participant transfers                                 86,751      25,773          (812)   (45,329)      (44,201)         (56,157)
Participant withdrawals                             (197,247)    (31,059)      (34,557)  (141,705)     (318,138)        (334,392)
                                                  ----------    --------      --------  ---------    ----------       ----------
  Net increase from participant transactions         433,307     129,785       109,161     42,570      (185,557)         349,801
                                                  ----------    --------      --------  ---------    ----------       ----------
    Total increase in net assets                   1,412,031     130,805       110,637     74,969      (196,744)         711,865

NET ASSETS:
Beginning of period                                1,026,589      63,790       147,875    739,373     1,257,978        1,296,043
                                                  ----------    --------      --------  ---------    ----------       ----------
End of period                                     $2,438,620    $194,595      $258,512  $ 814,342   $ 1,061,234     $  2,007,908
                                                  ==========    ========      ========  =========    ==========       ==========

PARTICIPANT ACCUMULATION UNIT TRANSACTIONS
(IN UNITS):
Participant deposits
Participant transfers
Participant withdrawals
                                                  ----------    --------      --------  ---------    ----------       ----------
  Net increase in units from participant
    transactions                                       -           -               -        -             -                -
                                                  ==========    ========      ========  =========    ==========       ==========

  The Notes to Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
-------------------------------------------------------------------------------
1.   ORGANIZATION
     CG Corporate Insurance Variable Life Separate Account 02 (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.

     At December 31, 2000, the assets of the Account are divided into variable sub-accounts each of which is invested in shares of one of twenty portfolios (mutual funds) of ten diversified open-end management investment companies, each portfolio having its own investment objective. The variable sub-accounts are:

  ALGER AMERICAN FUND:
    Alger American Growth Portfolio
    Alger American MidCap Growth Portfolio
    Alger American Small Capitalization Portfolio

  DEUTSCHE VIT INSURANCE FUNDS TRUST (FORMERLY BANKERS TRUST):
    EAFE-Registered Trademark- Equity Index Fund
    Small Capitalization Index Fund

  CIGNA VARIABLE PRODUCTS GROUP:
    CIGNA Variable Products Money Market Fund
    CIGNA Variable Products S&P 500 Index Fund
    CIGNA Variable Products Investment Grade Bond Fund

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
    Equity-Income Portfolio ("Fidelity Equity-Income Portfolio")
    High Income Portfolio ("Fidelity High Income Portfolio")

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
    Investment Grade Bond Portfolio ("Fidelity Investment Grade Bond Portfolio")

  JANUS ASPEN SERIES:
    Janus Aspen Series Worldwide Growth Portfolio
    Janus Aspen Series Balanced Portfolio

  MFS VARIABLE INSURANCE TRUST:
    MFS Emerging Growth Series
    MFS Total Return Series

  NEUBERGER BERMAN ADVISORS
    Neuberger Berman Advisors Management Trust Partners Portfolio

  OCC ACCUMULATION TRUST:
    OCC Equity Portfolio
    OCC Managed Portfolio
    OCC Small Cap Portfolio

  TEMPLETON VARIABLE PRODUCTS SERIES FUND:
    Templeton International Fund - Class 1

2.   SIGNIFICANT ACCOUNTING POLICIES
     These financial statements have been prepared in conformity with generally accepted accounting principles and reflect management's estimates and assumptions, such as those regarding fair value, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
-------------------------------------------------------------------------------
2.SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

discussed throughout the Notes to Financial Statements. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

     A. INVESTMENT VALUATION: Investments held by the sub-accounts are valued at their respective closing net asset values per share as determined by the mutual funds as of December 31, 2000. The change in the difference between cost and value is reflected as unrealized gain (loss) in the Statements of Operations.
     B. INVESTMENT TRANSACTIONS: Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life.
     C. FEDERAL INCOME TAXES: The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing Federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

3.   INVESTMENTS
     Total shares outstanding and cost of investments as of December 31, 2000 were:

----------------------------------------------------------------------------------------------------------------------
                                                                                                           COST OF
SUB-ACCOUNT                                                                               SHARES HELD    INVESTMENTS
----------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                                78,997   $ 4,201,037
Alger American MidCap Growth Portfolio                                                         85,103     2,488,733
Alger American Small Capitalization Portfolio                                                 113,564     4,092,402
Deutsche VIT EAFE -Registered Trademark- Equity Index Fund (formerly Bankers Trust)            22,213       282,302
Deutsche VIT Small Capitalization Index Fund (formerly Bankers Trust)                          15,371       179,882
CIGNA Variable Products Money Market Fund                                                   7,439,304     7,439,304
CIGNA Variable Products S&P 500 Index Fund                                                  1,840,050    31,458,259
CIGNA Variable Products Investment Grade Bond Fund                                            713,209     7,006,579
Fidelity Equity-Income Portfolio                                                               70,401     1,674,091
Fidelity High Income Portfolio                                                                152,023     1,632,245
Fidelity Investment Grade Bond Portfolio                                                      360,455     4,336,177
Janus Aspen Series Worldwide Growth Portfolio                                                 186,593     6,368,667
Janus Aspen Series Balanced Portfolio                                                           8,431       215,563
MFS Emerging Growth Series                                                                     99,365     2,486,661
MFS Total Return Series                                                                        11,769       208,096
Neuberger & Berman AMT Partners                                                                   600         9,714
OCC Equity Portfolio                                                                            9,506       332,327
OCC Managed Portfolio                                                                          12,472       504,877
OCC Small Cap Portfolio                                                                        46,494     1,195,454
Templeton International Fund - Class 1                                                        132,965     2,682,252
----------------------------------------------------------------------------------------------------------------------

    Total purchases and sales of shares of each mutual fund for the year ended December 31, 2000, amounted to:

----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                                 PURCHASES        SALES
----------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                           $ 4,651,711   $ 1,906,001
Alger American MidCap Growth Portfolio                                                      3,707,656     1,480,248
Alger American Small Capitalization Portfolio                                               4,647,608     1,499,902
Duetsche VIT EAFE -Registered Trademark-  Equity Index Fund (formerly Bankers Trust)          422,996       149,664
Duetsche VIT Small Capitalization Index Fund (formerly Bankers Trust)                         198,579        18,817
CIGNA Variable Products Money Market Fund                                                  11,134,005     4,361,698
CIGNA Variable Products S&P 500 Index Fund                                                  7,976,612     5,598,134
CIGNA Variable Products Investment Grade Bond Fund                                          5,617,227       293,324
Fidelity Equity-Income Portfolio                                                              868,613       514,107
Fidelity High Income Portfolio                                                              1,609,200       830,813
Fidelity Investment Grade Bond Portfolio                                                      354,260       153,875
Janus Aspen Series Worldwide Growth Portfolio                                               5,919,681     1,925,662
Janus Aspen Series Balanced Portfolio                                                         218,545         2,928
MFS Emerging Growth Series                                                                  1,764,253       474,765
MFS Total Return Series                                                                       199,282       184,700
Neuberger & Berman AMT Partners                                                                 9,800            84
OCC Equity Portfolio                                                                          137,017        58,770
OCC Managed Portfolio                                                                         174,834       428,069
OCC Small Cap Portfolio                                                                        24,271        42,688
Templeton International Fund - Class 1                                                      1,059,535       255,156
----------------------------------------------------------------------------------------------------------------------

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
-------------------------------------------------------------------------------
4.   CHARGES AND DEDUCTIONS
     For all contracts sold after April 30, 1998, CG Life charges each variable sub-account for mortality and expense risks the daily equivalent of .55%, on an annual basis, of the current value of each sub-account's assets during the first fifteen policy years and .15% thereafter. All contracts sold before May 1, 1998 have an annual fee for mortality and expense risks of .85% per year during the first ten policy years, .45% per during the eleventh through fifteenth policy years and .15% thereafter.

     For all contracts sold after April 30, 1998, CG Life charges each variable sub-account for administrative costs, a daily deduction currently equivalent to
 .10% per year during the first fifteen policy years only. For all contracts sold before May 1, 1998, CG Life charges administrative costs at the rate of .10% per year for the first ten policy years only.

     Both the mortality and expense risk charge and the administrative fee deductions are also assessed against amounts held in the fixed account, if any. The fixed account is part of the general account of CG Life and is not included in these financial statements.

     The fees charged by CG Life for mortality and expense risks and administrative fees from variable sub-accounts for the year ended December 31, 2000 amounted to:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     MORTALITY AND            ASSET BASED
                                                                                        EXPENSE             ADMINISTRATIVE
SUB-ACCOUNT                                                                            RISK FEES                  FEES
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                        $ 22,278                 $  3,190
Alger American MidCap Growth Portfolio                                                   12,293                    1,829
Alger American Small Capitalization Portfolio                                            16,002                    2,555
Duetsche VIT EAFE -Registered Trademark Equity-Index Fund (formerly Bankers Trust)        1,793                      216
Duetsche VIT Small Capitalization Index Fund (formerly Bankers Trust)                     1,077                      128
CIGNA Variable Products Money Market Fund                                                31,560                    4,017
CIGNA Variable Products S&P 500 Index Fund                                              308,246                   38,576
CIGNA Variable Products Investment Grade Bond Fund                                       30,265                    4,221
Fidelity Equity-Income Portfolio                                                         13,366                    1,609
Fidelity High Income Portfolio                                                            8,142                    1,135
Fidelity Investment Grade Bond Portfolio                                                 34,964                    4,278
Janus Aspen Series Worldwide Growth Portfolio                                            48,988                    6,390
Janus Aspen Series Balanced Portfolio                                                       448                       82
MFS Emerging Growth Series                                                               23,389                    2,908
MFS Total Return Series                                                                   1,586                      230
Neuberger & Berman AMT Partners                                                              22                        2
OCC Equity Portfolio                                                                      2,403                      284
OCC Managed Portfolio                                                                     5,947                      702
OCC Small Cap Portfolio                                                                  10,135                    1,194
Templeton International Fund - Class 1                                                   18,025                    2,291
------------------------------------------------------------------------------------------------------------------------------------

     CG Life charges a one-time policy issue fee of $175 from the accumulation value for a portion of CG Life's administrative expenses for all contracts sold after April 30, 1998 and $250 for all contracts sold before May 1, 1998. Policy issue fees, which were deducted from the initial premium payment, amounted to $72,225, all of which were deducted from the CIGNA Variable Products Money Market Fund.

     For all contracts sold after April 30, 1998, CG Life deducts a premium load of 6.5% of each premium payment to cover sales loads, state taxes and Federal income tax liabilities. An additional 45% on premium payments up to target premium specified in the policy will be deducted in the first policy year and an additional 12% of premium payments up to target premium will be deducted in years two through ten. In the event that the specified amount under the policy is increased, other than a change in the death benefit option, an additional 25% premium load on premium payments up to the increase in the target premium will be deducted from premium payments received during the 12 months following the increase, to the extent such premium payments are attributable to the increase in specified amount rather than to the previously existing specified amount.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
-------------------------------------------------------------------------------
4.   CHARGES AND DEDUCTIONS (CONTINUED)
     For all contracts sold before May 1, 1998, CG Life deducts a premium load of 6.5% of each premium payment to cover sales loads, state taxes and Federal income tax liabilities. An additional 40% on premium payments, up to one guideline annual premium, as defined in the Account's prospectus, will be deducted in the first policy year. In the event that the specified amount under the policy is increased, other than a change in the death benefit option, an additional 25% premium load on premium payments up to the increase in the target premium will be deducted from premium payments received during the 12 months following the increase, to the extent such premium payments are attributable to the increase in specified amount rather than to the previously existing specified amount.

     CG Life charges a monthly administrative fee of $8 per month. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports.

     CG Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, years since issue, risk class (in accordance with state law) of the insured and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable sub-account and/or the fixed account funding option. The fixed account is part of the general account of CG Life and is not included in these financial statements.

     CG Life charges a $25 transaction fee for each transfer between funding options in excess of four during the policy year. No transaction fee charges were paid to CG Life for the year ended December 31, 2000.

     Fees charged by CG Life for premium loads are deducted from premium payments. Administrative fees and the amount deducted for the cost of insurance are included in participant withdrawals. Premium loads, net of refunds, administrative fees and costs of insurance, by variable sub-account, for the year ended December 31, 2000, amounted to:

--------------------------------------------------------------------------------------------------------------------
                                                                                        PREMIUM         ADMIN-      COSTS OF
                                                                                      LOADS, NET       ISTRATIVE    INSURANCE
SUB-ACCOUNT                                                                            OF REFUNDS        FEES       DEDUCTION
--------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                        $   89,810   $   10,782   $  166,472
Alger American MidCap Growth Portfolio                                                     18,560        5,012       67,083
Alger American Small Capitalization Portfolio                                              60,111        8,788       65,176
Duetsche VIT EAFE -Registered Trademark-  Equity-Index Fund (formerly Bankers Trust)       13,087          441        5,199
Duetsche VIT Small Capitalization Index Fund (formerly Bankers Trust)                       6,673          151        1,847
CIGNA Variable Products Money Market Fund                                               1,978,425       92,088      197,267
CIGNA Variable Products S&P 500 Index Fund                                                470,626       56,908      852,037
CIGNA Variable Products Investment Grade Bond Fund                                        174,209       10,326      106,348
Fidelity Equity-Income Portfolio                                                           46,964       13,857      138,769
Fidelity High Income Portfolio                                                              6,906        2,940       32,142
Fidelity Investment Grade Bond Portfolio                                                    2,862        4,046       71,981
Janus Aspen Series Worldwide Growth Portfolio                                             122,235       14,919      214,772
Janus Aspen Series Balanced Portfolio                                                       1,166          157        1,620
MFS Emerging Growth Series                                                                 83,306       11,493      153,969
MFS Total Return Series                                                                    19,887        1,397       31,139
Neuberger & Berman AMT Partners                                                               131            6           62
OCC Equity Portfolio                                                                        8,219        1,601       33,069
OCC Managed Portfolio                                                                       8,316        2,211       33,342
OCC Small Cap Portfolio                                                                     1,916          937       16,992
Templeton International Fund - Class 1                                                     55,379        8,680       53,466
--------------------------------------------------------------------------------------------------------------------

     For policies issued after April 30, 1998, if the policy is fully surrendered during the first 12 months after issue, a credit will be paid equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during the months 25 through 36, the credit will equal 33% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
-------------------------------------------------------------------------------

4.   CHARGES AND DEDUCTIONS (CONTINUED
     For policies issued between May 1, 1997 and April 30, 1998, if the policy is fully surrendered during the first 12 months after issue, a credit will be paid equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

     For policies issued before May 1, 1997, CG Life will refund 60% of all premium loads previously deducted if a policy is fully surrendered during the first 12 months after issue. If a policy is fully surrendered during the months 13 through 24 after issue, the refund will equal 30% of all premium loads previously deducted.

     Premium load refunds for the year ended December 31, 2000 amounted to $36,374.

     For partial surrenders, a transaction charge of $25 is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken, unless the policy owner and CG Life agree otherwise.

     Partial surrender transaction charges paid to CG Life attributable to the variable sub-accounts for the year ended December 31, 2000 were not significant.

5.   DISTRIBUTION OF NET INCOME
     The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of death benefits, surrenders, and transfers to other fixed or variable sub-accounts.

6.   DIVERSIFICATION REQUIREMENTS
     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set for the in regulations issued by the Secretary of Treasury. CG Life believes, based on assurances from the mutual funds, that the mutual funds satisfy the requirements of the regulations and that the Account therefore satisfies the requirements of the regulations, and that the Account will continue to meet such requirements.

7.   ACCUMULATION UNITS INFORMATION

SCHEDULE OF SELECTED PER-UNIT DATA


                        UNITS                UNIT VALUE
                        -----                ----------
ALGER AMERICAN GROWTH PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
----------------------------------------------------------------
December 31
         2000           81,974           $     19.210                       $         1,574,721
         1999           75,031                 22.754                                 1,707,255
         1998           29,858                 17.175                                   512,811
         1997            4,287                 11.709                                    50,196
     2/24/97*              -                     -                                          -

ALGER AMERICAN GROWTH PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
----------------------------------------------------------------------
December 31
         2000          192,460           $     11.221                       $         2,159,594
         1999           24,013                 13.257                                   318,340
         1998             -                      -                                         -



*-inception date




CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
-----------------------------------------------------------------
7.    ACCUMULATION UNITS INFORMATION (CONTINUED)

ALGER MIDCAP GROWTH PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
-----------------------------------------------------------------
December 31
         2000           40,895           $     20.530                       $           839,574
         1999           29,543                 18.892                                   558,126
         1998           19,198                 14.533                                   279,005
         1997            3,417                 11.260                                    38,475
     2/24/97*             -                       -                                        -

ALGER MIDCAP GROWTH PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------
December 31
         2000          122,106           $     14.465                       $         1,766,263
         1999            1,821                 13.341                                    24,294
         1998              -                      -                                          -

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
----------------------------------------------------------------------------------
December 31
         2000           35,511           $     14.711                       $           522,402
         1999           28,896                 20.399                                   589,450
         1998           23,818                 14.358                                   341,979
         1997            7,180                 12.547                                    90,087
     3/31/97*             -                       -                                          -

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
------------------------------------------------------------------------------------
December 31
         2000          196,426           $     10.921                       $         2,145,168
         1999           53,443                 15.105                                   807,257
         1998           24,144                 10.617                                   256,337

DUETSCHE VIT EAFE -Registered Trademark- EQUITY FUND (CONTRACTS SOLD BEFORE MAY 1, 1998)
----------------------------------------------------------------------------------------
(formerly Bankers Trust)
December 31
         2000           20,847           $     10.635                       $           221,708
         1999               84                 12.881                                     1,082
      3/8/99*             -                       -                                          -

DUETSCHE VIT EAFE -Registered Trademark- EQUITY FUND (CONTRACTS SOLD AFTER APRIL 30, 1998)
-------------------------------------------------------------------------------------------
(formerly Bankers Trust)
December 31
         2000            2,810          $       9.136                       $            25,672
         1999            1,082                 11.038                                    11,943
      3/8/99*              -                      -                                          -

DUETSCHE VIT SMALL CAP FUND (CONTRACTS SOLD BEFORE MAY 1, 1998)
---------------------------------------------------------------
(formerly Bankers Trust)
December 31
         2000           14,000           $     12.012                       $           168,168
         1999               18                 12.614                                       227
      3/8/99*              -                       -                                         -

DUETSCHE VIT SMALL CAP FUND (CONTRACTS SOLD AFTER APRIL 30, 1998)
---------------------------------------------------------------------
(formerly Bankers Trust)
December 31
         2000              216           $     11.241                       $             2,428
         1999               91                 11.775                                     1,072
      3/8/99*               -                      -                                         -



*-inception date

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
-------------------------------------------------------------------------------

7.  ACCUMULATION UNITS INFORMATION (CONTINUED)

CIGNA VARIABLE PRODUCTS MONEY MARKET FUND (CONTRACTS SOLD BEFORE MAY 1, 1998)
------------------------------------------------------------------------------
December 31
         2000          550,709           $     11.848                       $         6,524,800
         1999           27,832                 11.278                                   313,889
         1998           19,624                 10.861                                   213,136
         1997            6,869                 10.429                                    71,637
         1996           61,064                 10.009                                   611,190

CIGNA VARIABLE PRODUCTS MONEY MARKET FUND (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------------------------
December 31
         2000           81,683           $     11.198                       $           914,686
         1999           33,209                 10.633                                   353,111
         1998              -                      -                                          -

CIGNA VARIABLE PRODUCTS S&P 500 FUND (CONTRACTS SOLD BEFORE MAY 1,1998)
-------------------------------------------------------------------------
December 31
         2000        1,832,988           $     16.501                       $        30,246,135
         1999        1,819,480                 18.379                                33,440,223
         1998        1,708,791                 15.364                                26,253,865
         1997        1,116,073                 12.053                                13,452,028
     2/24/97*            -                         -                                         -

CIGNA VARIABLE PRODUCTS S&P 500 FUND (CONTRACTS SOLD AFTER APRIL 30, 1998)
---------------------------------------------------------------------------
December 31
         2000          536,980           $     12.037                       $         6,463,628
         1999          434,971                 13.374                                 5,817,302
         1998           90,399                 11.163                                 1,009,124

CIGNA VARIABLE PRODUCTS INVESTMENT GRADE BOND FUND (CONTRACTS SOLD BEFORE MAY 1, 1998)
---------------------------------------------------------------------------------------
December 31
         2000          353,257           $     10.671                       $         3,769,605
         1999          104,418                  9.852                                 1,028,726
     5/11/99*             -                       -                                          -

CIGNA VARIABLE PRODUCTS INVESTMENT GRADE BOND FUND (CONTRACTS SOLD AFTER APRIL 30, 1998)
-----------------------------------------------------------------------------------------
December 31
         2000          301,234           $     10.855                       $         3,269,895
         1999           59,636                  9.997                                   596,181
     5/11/99*             -                       -                                          -

FIDELITY EQUITY INCOME PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
---------------------------------------------------------------------
December 31
         2000          111,225           $     14.862                       $         1,653,026
         1999           96,947                 13.838                                 1,341,553
         1998           83,871                 13.138                                 1,101,897
         1997           15,388                 11.882                                   182,840
     2/24/97*              -                      -                                          -

FIDELITY EQUITY INCOME PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
-----------------------------------------------------------------------
December 31
         2000           12,381           $     11.596                       $           143,570
         1999            3,571                 10.770                                    38,460
         1998              -                      -                                          -

*-inception date

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
-------------------------------------------------------------------------------

7.  ACCUMULATION UNITS INFORMATION (CONTINUED)

FIDELITY HIGH INCOME PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
-------------------------------------------------------------------
December 31
         2000           60,443          $       8.994                       $           543,624
         1999           68,582                 11.711                                   803,164
         1998           98,758                 10.931                                 1,079,524
         1997           26,433                 11.534                                   304,878
     1/29/97*             -                        -                                         -

FIDELITY HIGH INCOME PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
---------------------------------------------------------------------
December 31
         2000           86,300          $       8.110                       $           699,893
         1999            2,665                 10.534                                    28,073
         1998              -                      -                                          -

FIDELITY INVESTMENT GRADE BOND PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
-----------------------------------------------------------------------------
December 31
         2000          322,785           $     12.628                       $         4,076,129
         1999          326,250                 11.462                                 3,739,478
         1998          466,141                 11.694                                 5,451,053
         1997          459,320                 10.846                                 4,981,785
     1/29/97*             -                       -                                          -

FIDELITY INVESTMENT GRADE BOND PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
-------------------------------------------------------------------------------
December 31
         2000           40,665           $     11.357                       $           461,832
         1999           41,287                 10.282                                   424,513
         1998           42,614                 10.475                                   446,382

JANUS ASPEN SERIES WORLDWIRD GROWTH PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
----------------------------------------------------------------------------------
December 31
         2000          220,149           $     19.785                       $         4,355,648
         1999          189,626                 23.684                                 4,491,102
         1998          194,396                 14.539                                 2,826,323
         1997          145,879                 11.385                                 1,660,832
     2/24/97*             -                       -                                          -

JANUS ASPEN SERIES WORLDWIRD GROWTH PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
------------------------------------------------------------------------------------
December 31
         2000          191,136           $     13.313                       $         2,544,594
         1999           18,869                 15.896                                   299,942
         1998             -                  -                                               -

JANUS ASPEN SERIES BALANCED PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------
December 31
         2000           19,798          $       9.696                       $           191,961
     7/24/00*              -                  -                                              -

JANUS ASPEN SERIES BALANCED PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
----------------------------------------------------------------------------
December 31
         2000            1,375          $       9.451                       $            12,995
     7/24/00*              -                      -                                          -


*-inception date

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
-------------------------------------------------------------------------------

7.  ACCUMULATION UNITS INFORMATION (CONTINUED)


MFS EMERGING GROWTH SERIES (CONTRACTS SOLD BEFORE MAY 1, 1998)
---------------------------------------------------------------
December 31
         2000          106,959           $     21.619                       $         2,312,347
         1999           80,602                 27.147                                 2,188,102
         1998           66,199                 15.508                                 1,026,614
         1997           26,489                 11.669                                   309,100
     7/24/00*             -                       -                                          -

MFS EMERGING GROWTH SERIES (CONTRACTS SOLD AFTER APRIL 30, 1998)
-----------------------------------------------------------------
December 31
         2000           40,421           $     13.685                       $           553,161
         1999           14,616                 17.140                                   250,518
         1998              -                      -                                          -

MFS TOTAL RETURN SERIES (CONTRACTS SOLD BEFORE MAY 1, 1998)
------------------------------------------------------------
December 31
         2000            8,994           $     15.011                       $           135,009
         1999            8,463                 13.062                                   110,544
         1998            4,987                 12.791                                    63,789
         1997              318                 11.495                                     3,655
     7/24/00*              -                      -                                         -

MFS TOTAL RETURN SERIES (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------
December 31
         2000            8,429           $     11.331                       $            95,509
         1999            8,547                  9.834                                    84,051
         1998              -                     -                                           -

NEUBERGER & BERMAN AMT PARTNERS (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------
December 31
         2000              984          $       9.855                       $             9,697
      6/5/00*               -                    -                                           -

NEUBERGER & BERMAN AMT PARTNERS (CONTRACTS SOLD AFTER APRIL 30, 1998)
----------------------------------------------------------------------
December 31
         2000               -                    -                          $                -
      6/5/00*               -                    -                                           -

OCC EQUITY PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
---------------------------------------------------------
December 31
         2000           23,200           $     14.551                       $           337,583
         1999           19,304                 13.364                                   257,979
         1998           11,240                 13.156                                   147,873
         1997            4,041                 11.874                                    47,983
     2/24/97*              -                  -                                              -

OCC EQUITY PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
-----------------------------------------------------------
December 31
         2000              500           $     10.977                       $             5,489
         1999               53                 10.057                                       533
         1998               -                     -                                          -


*-inception date

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
-------------------------------------------------------------------------------

7.  ACCUMULATION UNITS INFORMATION (CONTINUED)

OCC MANAGED PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
----------------------------------------------------------
December 31
         2000           38,174           $     14.078                       $           537,414
         1999           62,228                 12.949                                   805,790
         1998           59,386                 12.450                                   739,356
         1997           28,518                 11.733                                   334,602
     1/29/97*              -                      -                                          -

OCC MANAGED PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
------------------------------------------------------------
December 31
         2000              117           $     11.739                       $             1,373
         1999              794                 10.771                                     8,552
         1998               -                     -                                          -

OCC SMALL CAP PORTFOLIO (CONTRACTS SOLD BEFORE MAY 1, 1998)
------------------------------------------------------------
December 31
         2000           99,058           $     15.034                       $         1,489,238
         1999          100,697                 10.523                                 1,059,635
         1998          116,250                 10.821                                 1,257,941
         1997          113,524                 12.009                                 1,363,310
     2/24/97*             -                       -                                          -

OCC SMALL CAP PORTFOLIO (CONTRACTS SOLD AFTER APRIL 30, 1998)
--------------------------------------------------------------
December 31
         2000              739           $     14.404                       $            10,645
         1999              159                 10.057                                     1,599
         1998               -                     -                                          -

TEMPLETON INTERNATIONAL FUND - CLASS 1 (CONTRACTS SOLD BEFORE MAY 1, 1998)
--------------------------------------------------------------------------
December 31
         2000          136,330           $     14.040                       $         1,914,073
         1999          116,947                 14.490                                 1,694,562
         1998           99,869                 11.833                                 1,181,750
         1997           52,854                 10.926                                   577,483
     2/24/97*             -                       -                                          -

TEMPLETON INTERNATIONAL FUND - CLASS 1 (CONTRACTS SOLD AFTER APRIL 30, 1998)
----------------------------------------------------------------------------
December 31
         2000           50,887           $     11.457                       $           583,012
         1999           26,566                 11.795                                   313,346
         1998           11,884                  9.618                                   114,300

*-inception date

THIS REPORT MAY BE DISTRIBUTED ONLY TO CURRENT CONTRACT HOLDERS OR TO PERSONS WHO HAVE RECEIVED A CURRENT CORPORATE VARIABLE UNIVERSAL LIFE OR CORPORATE VARIABLE UNIVERSAL LIFE II PROSPECTUS.






























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                                          CIGNA FINANCIAL SERVICES, INC.
                                          ONE COMMERCIAL PLAZA
[CIGNA LOGO]                              280 TRUMBULL STREET
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                                          CIGNA RETIREMENT & INVESTMENT SERVICES
                                          IS A DIVISION OF CIGNA

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